COMMITMENTS AND CONTINGENCIES - Additional Information - 4 Other Commitments - Regular/Provisional License (Detail) $ in Thousands				12 Months Ended
	Aug. 15, 2016	Aug. 10, 2016	Apr. 01, 2014	Dec. 31, 2016 USD ($)	Dec. 31, 2016 PHP
Commitments And Contingencies [Line Items]
Franchise tax on the gross revenue or earnings				5.00%	5.00%
Discontinued rate of license fees for payment of corporate income tax	10.00%
Cultural heritage fee percentage of casino revenues generated from non-junket operation tables payable to PAGCOR				2.00%	2.00%
Additional fee percentage on non-gaming revenues payable to PAGCOR				5.00%	5.00%
Grounds for revocation of the regular license - Number of days of failing to remit the license fees upon the receipt of notice of default				30 days	30 days
Grounds for revocation of the regular - Exceeding the Debt-to-equity ratio				2.33	2.33
High Roller Tables [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR				15.00%	15.00%
Non-High Roller Tables [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR				25.00%	25.00%
Slot Machines And Electronic Gaming Machines [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR				25.00%	25.00%
Junket Operation [Member]
Commitments And Contingencies [Line Items]
Monthly license fees range as a percentage of gross gaming revenue payable to PAGCOR				15.00%	15.00%
PAGCOR [Member]
Commitments And Contingencies [Line Items]
Temporary percentage adjustment of license fee to gross gaming revenues			10.00%
MCE Leisure [Member]
Commitments And Contingencies [Line Items]
Amount of surety bond required to ensure prompt and punctual remittance/payment of license fees				$ 2,008	PHP 100,000,000
Bloomberry Resorts and Hotels Inc
Commitments And Contingencies [Line Items]
Franchise tax on the gross revenue or earnings		5.00%